PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Text Block]
2.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2013			December 31, 2012
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(11,824)	$9,030	$20,854	$(10,334)	$10,520
Computers and equipment	28,075	(11,598)	16,477	15,171	(10,129)	5,042
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,732,742)	1,192,989	2,925,731	(1,459,137)	1,466,594
Site equipment	1,826,617	(816,864)	1,009,753	1,736,202	(653,759)	1,082,443
Vehicles	23,595	(23,595)	-	23,595	(21,236)	2,359
Building	500,000	(158,333)	341,667	500,000	(133,333)	366,667

	$5,354,872	$(2,754,956)	$2,599,916	$5,251,553	$(2,287,928)	$2,963,625

Depreciation expense was $234,375 and $227,787 for quarters ended June 30, 2013 and 2012, respectively and $467,028 and $437,372 for the six month periods ended June 30, 2013 and 2012 respectively.

2.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 30, 2012			December 31, 2011
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(10,334)	$10,520	$20,854	$(7,355)	$13,499
Computers and equipment	15,171	(10,129)	5,042	45,370	(33,800)	11,570
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,459,137)	1,466,594	2,925,731	(911,898)	2,013,833
Site equipment	1,736,202	(653,759)	1,082,443	1,274,609	(388,769)	885,840
Vehicles	23,595	(21,236)	2,359	23,595	(16,517)	7,078
Building	500,000	(133,333)	366,667	500,000	(83,333)	416,667

	$5,251,553	$(2,287,928)	$2,963,625	$4,820,159	$(1,441,672)	$3,378,487

Depreciation expense was $900,540 and $821,891 for years ended December 31, 2012 and 2011, respectively.